Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Related Parties [Abstract]
Schedule of Balances are Held with or by Related Parties	The following balances are held with or by related parties as of December 31, 2023 and 2022:
	December 31
	2023	2022
Assets:
Prepaid expenses and other receivables
Receivable from Parent Company	$216	$1,205
Receivable from Nabatech	976	-
Prepaid expenses	21	49
Total	$1,213	$1,254

Liabilities:
Accounts payable and accrued expenses	$240	$308
INX Token liability	4,485	5,531
INX Token warrant liability	671	1,140
Total	$5,396	$6,979

Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties	Revenue and expense items recognized in transactions with related parties during the years ended December 31, 2023, 2022 and 2021 include service revenue earned from Nabatech and compensation provided to key management personnel and directors, as follows:
	Year ended December 31
	2023	2022	2021

Service revenue	$976	$-	$-
	$976	$-	$-

Cost of service:
Compensation and benefits	226	-	-
	$226	$-	$-

Research and Development:
Compensation and benefits	$234	$465	$598
Share-based compensation (*)	190	70	391
INX Token-based compensation	41	6	448
	$465	$541	$1,437

Sales and marketing:
Compensation and benefits	-	369	4,406
Share-based compensation (*)	-	176	2,783
INX Token-based compensation	-	298	3,878
	$-	$843	$11,067

General and administrative:
Compensation and benefits	2,934	2,204	1,577
Share-based compensation (*)	1,702	543	6,883
INX Token-based compensation	396	278	2,249
	$5,032	$3,025	$10,709
Total compensation and benefits	$5,723	$4,409	$23,213

Change in fair value of INX Token and warrant liabilities	$(830)	$(20,133)	$24,673
(*)	See Note 19 for description of options granted by the Parent Company to employees of the Company that are exercisable into Common shares of the Parent Company.